Stock Option Plan and Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 09, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved (in shares)		24,276,439	24,276,439	59,734,676
Grants (in shares)		2,190,232
Intrinsic value of options exercised | $			$ 1.7	$ 0.1
Recapitalization exchange ratio		3.6281	3.6281		3.6281
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 6.83	$ 2.29
Unrecognized compensation expense | $		$ 27.3	$ 27.3
Unrecognized compensation expense, period for recognition			3 years 1 month 28 days
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant (in shares)		14,481,463	14,481,463	0
Additional shares authorized (in shares)			18,672,200
Percentage of outstanding stock maximum			5.00%
Award expiration period			10 years
2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant (in shares)		1,244,900	1,244,900	0
Additional shares authorized (in shares)			3,734,500
Percentage of outstanding stock maximum			1.00%
Common stock purchased			0
2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant (in shares)		0	0	2,349,673
Shares of common stock reserved (in shares)		7,106,767	7,106,767
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares)	32,652,640
Award vesting period	4 years
Employee stock purchase plan | 2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent			85.00%